Segment Information - Schedule of Segment Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	¥ 162,881	¥ 146,054	¥ 152,241
Share of loss of a joint venture	(9)
(Loss)/profit before tax	(11,592)	65,863	50,611
Finance income (Note 9.3)	1,621	258	59
Foreign exchange differences, net	361	1,173	(536)
Other operating expenses	(18)	(42)	(4)
Non-lease related finance costs	(7,544)	(2,629)	(1,769)
Assets	877,353	503,626
Liabilities	216,184	221,065
Other segment information
Depreciation of property, plant and equipment	2,257	1,251	834
Depreciation of right-of-use assets	4,480	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592
Impairment losses on financial assets, net	35,240	3,088	2,875
Investment in a joint venture	491
Capital expenditure	159,524	89,519
Operating Segments
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	28,171	70,418	72,209
Assets	842,276	480,141
Liabilities	128,458	150,711
Operating Segments | Subscription, Licensing and Smart Education Business
Disclosure Of Operating Segments [Line Items]
Revenue	135,367	146,054	152,241
(Loss)/profit before tax	25,936	70,418	72,209
Assets	595,503	480,141
Liabilities	126,604	150,711
Other segment information
Depreciation of property, plant and equipment	2,001	1,251	834
Depreciation of right-of-use assets	3,383	1,618	1,939
Amortisation of intangible assets	5,366	3,762	2,592
Impairment losses on financial assets, net	34,177	3,088	2,875
Capital expenditure	158,755	89,519
Operating Segments | Music Events Business
Disclosure Of Operating Segments [Line Items]
Revenue	27,514
Share of loss of a joint venture	(9)
(Loss)/profit before tax	2,235
Assets	246,773
Liabilities	1,854
Other segment information
Depreciation of property, plant and equipment	256
Depreciation of right-of-use assets	1,097
Impairment losses on financial assets, net	1,063
Investment in a joint venture	491
Capital expenditure	769
Operating Segments | Group
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	28,180	70,418	72,209
Operating Segments | Group | Subscription, Licensing and Smart Education Business
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	25,936	70,418	72,209
Operating Segments | Group | Music Events Business
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	2,244
Other Unallocated
Disclosure Of Operating Segments [Line Items]
Other gains	8
Corporate and Other Unallocated
Disclosure Of Operating Segments [Line Items]
Other operating expenses	(34,209)	(3,357)	¥ (19,352)
Assets	35,077	23,485
Liabilities	¥ 87,726	¥ 70,354